EARNINGS PER SHARE - Antidilutive Securities (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [line items]
Antidilutive securities	4.5	7.0
Share options
Earnings per share [line items]
Antidilutive securities	2.4	3.9
Contingently issuable shares
Earnings per share [line items]
Antidilutive securities	2.1	3.1